Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of exploration and evaluation assets [text block] [Abstract]
Schedule of intangible assets [text block]
	IT applications	Finite life intangible	Indefinite life intangible	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
As of January 1, 2018	10,225	1,025	341	45,659	57,250
Additions	1,569	23,518	1,634	1,129	27,850
Transfers, note 10	2,020	-	-	1,041	3,061
As of December 31, 2018	13,814	24,543	1,975	47,829	88,161
Additions	3,712	-	-	1,623	5,335
Disposals	-	-	-	(726)	(726)
Transfers and reclassifications, note 10	7,619	-	-	-	7,619

As of December 31, 2019	25,145	24,543	1,975	48,726	100,389

Accumulated amortization
As of January 1, 2018	4,703	111	37	5,513	10,364
Additions	2,003	691	34	393	3,121
Transfers, note 10	-	-	-	326	326
As of December 31, 2018	6,706	802	71	6,232	13,811
Additions	2,470	2,454	-	878	5,802
Disposals	-	-	-	(59)	(59)

As of December 31, 2019	9,176	3,256	71	7,051	19,554

Impairment of assets (b)
As of January 1, 2018	-	-	-	33,469	33,469
As of December 31, 2018	-	-	-	33,469	33,469

As of December 31, 2019	-	-	-	33,469	33,469

Net Value
As of December 31, 2018	7,108	23,741	1,904	8,128	40,881
As of December 31, 2019	15,969	21,287	1,904	8,206	47,366
(b)	As of December 31, 2019 and 2018, the exploration and evaluation assets included mainly capital expenditures related to the coal project and to other minor projects related to the cement business.